Other Operating Expenses, Net	12 Months Ended
Jun. 30, 2026
Other Operating Expenses, Net [Abstract]
Other operating expenses, net

25. Other operating expenses, net

	2026	2025	2024
Income (loss) on sale of PPE	(2,528)	1,056	(212)
Expenses on acquisitions of new businesses (i)	(862)	(4,804)	-
Provision for legal claims	(2,862)	338	437
Gain/losses from indemnities	-	(290)
Donations to BrasilAgro Institute (iii)	(772)	(1,314)	(3,000)
Taxes expenses	(1,838)	-	-
Warrants and restricted shares (ii)	-	-	(1,859)
Gain from bargain purchase (nota 2.3)	-	348	-
Other	130	(87)	(793)
	(8,732)	(4,753)	(5,427)

(i)	In 2025, the amount refers to intermediation expenses incurred in the process of acquiring Novo Horizonte, prospecting for new business and compensation for the sale of farms.

(ii)	The gains and losses reflect the residual liabilities from the acquisition of Agrifirma, measured at fair value. The liabilities correspond to a number of warrants and restricted shares (Note 19), which may vary and, therefore, are classified as financial instruments, recognized as liabilities and measured at fair value based on the Company’s share price.

(iii)	Non-profit organization of the Brasilagro group that coordinates all social initiatives of the Company.